ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2017	2016
Current:
Accounts payable(1)		$246	$266
Accrued & other liabilities		400	274
Deferred revenue	(i)	159	108
Provisions		59	64
Total current		$864	$712

Non-current:
Deferred revenue	(i)	$300	$293
Pension liabilities(2)		100	98
Provisions		95	41
Other liabilities		298	148
Total non-current		$793	$580

(1)
The average credit period on purchases of goods and services is 30 days. No interest is incurred on trade creditors. Brookfield Infrastructure has financial risk management policies in place to ensure that all payables are paid within the pre-agreed credit terms.

(2)	See Note 31, Retirement Benefit Plans for further details.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 34, Financial Risk Management.

(i)	Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties to build or upgrade existing network capabilities at Brookfield Infrastructure’s Australian rail operation and for future natural gas and electricity connections at Brookfield Infrastructure’s U.K. regulated distribution operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue over the life of the contracted track access or connections arrangement.